Schedule of Investments (unaudited) February 28, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$820	$964,495

Pennsylvania — 84.8%

Corporate — 3.8%
Pennsylvania Economic Development Financing Authority, RB AMT, 0.64%, 06/01/41(a)	13,335	13,256,217
Series A, AMT, 0.58%, 08/01/37(a)	5,245	5,075,612
Series A, AMT, 3.25%, 08/01/39(b)	2,800	2,840,639
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,355	1,415,669

		22,588,137

County/City/Special District/School District — 18.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	3,770	4,499,314
Altoona Area School District, GO (BAM SAW), 5.00%, 12/01/25(c)	1,215	1,376,196
Series A, (AGM), 5.00%, 12/01/36	2,895	3,235,435
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	2,390	2,648,490
Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,983,685
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	953,215
(SAW), 5.00%, 10/01/38	1,335	1,429,052
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	2,961,884
Catasauqua Area School District, Refunding GO, (BAM SAW), 4.00%, 02/15/42	2,255	2,429,266
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	4,086,338
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	2,155	2,582,233
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,482,355
Coatesville School District, GO, CAB(d)
Series A, (BAM SAW), 0.00%, 10/01/34	290	190,740
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,615,116
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,445,751
Coatesville School District, Refunding GO, CAB(d)
Series B, (BAM SAW), 0.00%, 10/01/33	500	343,052
Series B, (BAM SAW), 0.00%, 10/01/34	980	644,570
Series C, (BAM SAW), 0.00%, 10/01/33	640	450,501
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/34	500	555,767
4.00%, 11/01/35	520	577,102
4.00%, 11/01/36	540	598,626
4.00%, 11/01/37	565	625,278
4.00%, 11/01/38	585	646,307
County of Monroe Pennsylvania, GO
Series A, 4.00%, 07/15/30	840	975,901
Series A, 4.00%, 07/15/31	970	1,123,540
Series A, 4.00%, 07/15/32	1,280	1,477,165
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,835	2,025,086

Security	Par (000)	Value

County/City/Special District/School District (continued)
East Pennsboro Area School District, GO
(BAM SAW), 4.00%, 10/01/40	$645	$712,119
(BAM SAW), 4.00%, 10/01/44	1,530	1,676,181
Easton Area School District, GO, Series B, (SAW), 5.00%, 02/01/31	1,650	1,940,676
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	4,100	4,749,436
(SAW), 5.00%, 02/01/42	6,365	7,259,970
Governor Mifflin School District, GO
Series A, (SAW), 4.00%, 04/01/39	640	715,990
Series A, (SAW), 4.00%, 04/01/40	400	445,758
Series A, (SAW), 4.00%, 04/01/42	1,150	1,274,025
Series A, (SAW), 4.00%, 04/01/43	1,010	1,115,771
Series A, (SAW), 4.00%, 04/01/46	1,185	1,305,054
Manheim Central School District, GO
Series B, (SAW), 4.00%, 05/01/38	1,700	1,914,033
Series B, (SAW), 4.00%, 05/01/39	1,100	1,238,444
Series B, (SAW), 4.00%, 05/01/40	1,000	1,116,126
Manheim Township School District, GO
Series A, (SAW), 4.00%, 02/01/34	490	552,544
Series A, (SAW), 4.00%, 02/01/35	965	1,085,501
Series A, (SAW), 4.00%, 02/01/36	655	736,391
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	2,365	2,480,249
Mechanicsburg Area School District, GO
Series A, (SAW), 4.00%, 03/01/40	2,160	2,396,293
Series A, (SAW), 4.00%, 03/01/41	2,245	2,481,989
Series A, (SAW), 4.00%, 03/01/42	2,335	2,575,890
North Allegheny School District, GO, (SAW), 4.00%, 05/01/39	1,000	1,114,476
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	4,940	5,508,624
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	2,066,428
Springfield School District/Delaware County, GO, (SAW), 5.00%, 03/01/40	1,710	1,991,278
State Public School Building Authority, Refunding RB, Series A, (AGM), 5.00%, 06/01/33	5,000	5,738,870
Township of Lower Paxton Pennsylvania, GO 5.00%, 04/01/24(c)	630	679,830
Series A, 4.00%, 04/01/41	260	282,234
Series A, 4.00%, 04/01/42	185	200,630
Series A, 4.00%, 04/01/43	345	373,516
Series A, 4.00%, 04/01/44	390	421,485
Series A, 4.00%, 04/01/50	705	758,068
Township of West Bradford Pennsylvania, GO, 4.00%, 12/15/49	1,125	1,239,948
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	1,130	1,312,602
West Shore School District, GO
(SAW), 5.00%, 11/15/43	4,045	4,752,204
(SAW), 4.00%, 11/15/45	1,285	1,457,090
(SAW), 4.00%, 11/15/48	640	720,090
(SAW), 5.00%, 11/15/48	1,975	2,313,853

		112,665,631

Education — 12.3%
Allegheny County Higher Education Building Authority, Refunding RB, Series A, 5.00%, 08/01/27	965	1,140,644
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	290	313,283

1

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Berks County Municipal Authority, Refunding RB (continued)
5.00%, 10/01/49	$795	$848,650
Bethlehem Redevelopment Authority, Refunding RB
5.00%, 10/01/33	320	390,678
5.00%, 10/01/34	235	285,972
4.00%, 10/01/38	330	365,705
Chester County Industrial Development Authority, RB
5.00%, 12/01/28	1,555	1,882,766
5.00%, 12/01/29	655	808,808
4.00%, 12/01/49	3,750	4,122,105
City of Erie Higher Education Building Authority, Refunding RB
4.00%, 05/01/36	195	215,463
5.00%, 05/01/47	615	729,723
Delaware County Authority, RB, 5.00%, 08/01/40	1,795	1,998,413
East Hempfield Township Industrial Development Authority, RB(c)
5.00%, 07/01/23	1,215	1,279,448
5.00%, 07/01/25	1,810	2,027,507
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	539,500
Lehigh County Industrial Development Authority, Refunding RB, 4.00%, 05/01/51	1,545	1,587,574
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	6,000	6,703,470
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 5.00%, 06/01/26	310	348,282
Series A, AMT, 5.00%, 06/01/27	340	389,025
Series A, AMT, 5.00%, 06/01/28	355	413,198
Series A, AMT, 5.00%, 06/01/29	345	408,069
Series A, AMT, 5.00%, 06/01/30	260	312,009
Series A, AMT, 2.63%, 06/01/42	2,220	2,185,990
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	605,197
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	5,790	6,318,181
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	538,048
5.00%, 05/01/37	1,595	1,609,202
Series A, 5.25%, 07/15/23(c)	2,420	2,560,033
Series A, 5.50%, 07/15/23(c)	365	387,358
Pennsylvania State University, RB
5.00%, 09/01/48	2,615	3,088,093
Series A, 5.00%, 09/01/43	3,935	4,742,478
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	485	508,086
5.00%, 06/15/39	840	900,558
4.00%, 06/01/41	490	529,248
5.00%, 06/15/50	800	842,582
4.00%, 06/01/51	395	416,792
4.00%, 06/01/56	560	587,559
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 04/01/30	1,680	1,863,664
5.00%, 05/01/30	785	878,724
5.00%, 05/01/40	675	744,301
5.00%, 06/15/40(b)	580	658,749
4.00%, 05/01/42	4,780	4,807,418
4.00%, 11/01/45	4,260	4,716,067

Security	Par (000)	Value

Education (continued)
Philadelphia Authority for Industrial Development, Refunding RB (continued)
5.00%, 05/01/50	$2,010	$2,187,582
5.00%, 06/15/50(b)	1,090	1,220,814
Series 2015, 5.00%, 04/01/45	3,330	3,669,454

		73,676,470

Health — 17.9%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,744,044
Series A, 4.00%, 07/15/38	2,500	2,769,742
Series A, 5.00%, 04/01/47	1,950	2,246,757
Bucks County Industrial Development Authority, RB 4.00%, 08/15/44	1,690	1,830,801
4.00%, 07/01/51	2,500	2,688,572
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	1,560	1,712,105
Chester County Health and Education Facilities Authority RB, Series A, 4.00%, 09/01/39	970	1,095,980
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,569,315
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	3,630	3,938,252
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(c)	2,215	2,445,484
5.00%, 01/01/29(c)	120	146,769
4.00%, 01/01/36	645	709,566
4.13%, 01/01/38	260	286,687
5.00%, 01/01/38	2,185	2,365,378
5.00%, 01/01/39	1,120	1,278,840
Doylestown Hospital Authority, RB
Series A, 4.00%, 07/01/45	1,250	1,343,410
Series A, 5.00%, 07/01/49	1,500	1,699,140
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	3,650,105
Franklin County Industrial Development Authority, RB
5.00%, 12/01/29	125	136,983
5.00%, 12/01/39	235	254,670
5.00%, 12/01/49	150	160,520
5.00%, 12/01/54	635	677,558
Geisinger Authority, Refunding RB
Series A, 4.00%, 04/01/50	2,610	2,839,907
Series A-2, 5.00%, 02/15/39	5,950	6,816,790
General Authority of Southcentral Pennsylvania,
Refunding RB, Series A, 5.00%, 06/01/24(c)	5,000	5,424,015
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	1,001,159
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	730	773,631
5.00%, 12/01/44	1,170	1,295,175
4.00%, 12/01/49	985	1,037,783
Lancaster Industrial Development Authority, Refunding RB(c)
5.38%, 05/01/23	730	767,403
5.75%, 05/01/23	1,285	1,356,404
Lehigh County General Purpose Authority Refunding RB, Series A, 4.00%, 11/01/51	2,560	2,855,309
Montgomery County Higher Education and Health Authority, Refunding RB
5.00%, 05/01/52	5,300	6,347,683

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Montgomery County Higher Education and Health Authority, Refunding RB (continued)
Series A, 5.00%, 09/01/37	$1,365	$1,587,309
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(c)	2,280	2,300,663
5.25%, 01/01/40	5,000	5,295,010
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	2,375,429
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	3,910	4,190,151
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	1,350	1,509,937
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 11/15/42	4,000	4,334,968
Series A, 4.00%, 10/15/51	5,000	5,632,690
Philadelphia Authority for Industrial Development, Refunding RB, 4.00%, 07/01/35	2,450	2,713,245
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,670,255
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/36	500	550,895
Series A, 4.00%, 11/15/41	445	484,723
Series A, 4.00%, 11/15/46	715	769,898
Westmoreland County Industrial Development Authority,
Refunding RB, Series A, 4.00%, 07/01/37	1,040	1,164,767

		106,845,877

Housing — 2.6%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	1,315	1,222,774
Series 137, 2.60%, 04/01/46	5,270	4,957,273
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, 2.55%, 10/01/51	2,250	1,983,559
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	1,260	1,018,695
Series A, 4.00%, 12/01/46	5,740	4,480,007
Series A, 4.00%, 12/01/51	2,300	1,742,574

		15,404,882

State — 7.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	330	373,906
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	2,310	2,324,149
Series A, 5.00%, 05/01/42	3,900	3,923,657
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,285	1,266,713
5.00%, 03/01/38	504	556,611
5.13%, 03/01/48	988	1,075,368
4.75%, 03/01/50	2,725	2,667,565
Commonwealth Financing Authority, RB
5.00%, 06/01/33	1,000	1,168,954
5.00%, 06/01/35	2,205	2,572,256

Security	Par (000)	Value

State (continued)
Commonwealth Financing Authority, Refunding RB, Series A, 5.00%, 06/01/32	$2,040	$2,508,221
Commonwealth of Pennsylvania, GO
First Series, 5.00%, 05/15/28	3,745	4,475,500
Series 2020, 5.00%, 05/01/27	2,000	2,333,166
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/24	1,360	1,455,329
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,525	1,592,376
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	11,484,501
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	1,500	1,814,864
Sub-Series B, 5.25%, 12/01/48	3,215	3,761,058
Redevelopment Authority of The County of Washington, Refunding TA
4.00%, 07/01/23	380	384,325
5.00%, 07/01/28	600	645,920

		46,384,439

Transportation — 13.8%
Allegheny County Airport Authority, ARB, Series A, AMT, 4.00%, 01/01/56	3,600	3,846,733
City of Philadelphia PA Airport Revenue, Refunding, ARB, AMT, (AGM), 4.00%, 07/01/46	1,140	1,239,985
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/41	1,230	1,345,743
Series B, AMT, 5.00%, 07/01/37	1,800	2,052,099
Series B, AMT, 5.00%, 07/01/47	7,490	8,462,374
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series A, 5.00%, 07/01/24	735	797,090
Series A, 5.00%, 07/01/25	1,545	1,722,225
Series A, 5.00%, 07/01/26	1,160	1,325,082
Series A, 5.00%, 07/01/27	1,400	1,635,935
Series A, 5.00%, 07/01/28	1,750	2,089,099
Series C, AMT, 4.00%, 07/01/45	4,000	4,320,792
Series C, AMT, 4.00%, 07/01/50	4,000	4,311,792
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,500	2,879,632
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	1,510	1,541,095
Pennsylvania Turnpike Commission, RB
5.00%, 12/01/29	500	609,975
5.00%, 12/01/30	615	763,075
5.00%, 12/01/31	1,130	1,425,086
3.00%, 12/01/51	1,580	1,537,969
Series A-1, 5.00%, 12/01/41	100	112,743
Series B, 5.00%, 12/01/23	500	534,430
Series B, 5.00%, 12/01/24	500	551,129
Series B, 5.00%, 12/01/25	425	481,288
Series B, 5.00%, 12/01/26	500	579,979
Series B, 5.00%, 12/01/27	500	593,234
Series B, 5.00%, 12/01/28	990	1,198,694
Series B, 5.00%, 12/01/35	885	1,092,505
Sub-Series B-1, 5.00%, 06/01/42	4,705	5,367,784
Series A, Subordinate, 5.00%, 12/01/39	4,735	5,635,531
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series A-3, 0.00%, 12/01/42(d)	6,740	3,453,630

3

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 07/15/26	$5,000	$5,753,640
Series A-1, 5.25%, 12/01/45	4,730	5,275,374
Series B-2, (AGM), 5.00%, 06/01/33	1,215	1,431,121
Series C, 5.00%, 12/01/46	825	1,009,614
Series C, 3.00%, 12/01/51	1,780	1,764,858
Series C, 4.00%, 12/01/51	660	735,363
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/32	1,925	2,365,966
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,489,758

		82,332,422

Utilities — 7.8%
Aliquippa Municipal Water Authority Water & Sewer Revenue, RB
(BAM), 4.00%, 11/15/46	395	442,482
(BAM), 4.00%, 11/15/51	1,155	1,291,992
(BAM), 4.00%, 11/15/55	1,450	1,613,695
Allegheny County Sanitary Authority, RB
(BAM), 5.25%, 12/01/41	2,090	2,222,309
5.00%, 06/01/43	4,000	4,698,084
Allegheny Valley Joint Sewage Authority, RB
(BAM), 4.00%, 08/01/47	730	812,924
(BAM), 4.00%, 08/01/52	1,485	1,652,397
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	4,106,387
Series A, 5.00%, 11/01/45	3,210	3,870,997
Series A, 5.25%, 10/01/52	1,190	1,394,624
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(c)	980	1,025,969
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	2,099,053
Oxford Area Sewer Authority, Refunding RB
(BAM), 4.00%, 07/01/22	120	121,295
(BAM), 4.00%, 07/01/23	260	269,785
(BAM), 3.00%, 07/01/25	110	115,296
(BAM), 4.00%, 07/01/28	300	339,368
(BAM), 4.00%, 07/01/29	315	360,870
(BAM), 4.00%, 07/01/30	230	266,513
(BAM), 4.00%, 07/01/31	115	134,763
(BAM), 4.00%, 07/01/33	125	145,383
(BAM), 4.00%, 07/01/34	380	439,711
(BAM), 3.00%, 07/01/35	155	164,318
(BAM), 4.00%, 07/01/37	420	483,555
(BAM), 4.00%, 07/01/39	455	522,245
(BAM), 4.00%, 07/01/41	490	560,328
(BAM), 3.00%, 07/01/46	2,395	2,462,472
(BAM), 2.38%, 07/01/55	1,515	1,350,127
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/30	700	776,291
5.00%, 08/01/31	900	997,610
5.00%, 08/01/32	1,200	1,329,522
5.00%, 08/01/33	600	664,448
5.00%, 08/01/34	1,050	1,162,229

Security	Par (000)	Value

Utilities (continued)
Pittsburgh Water & Sewer Authority, RB
Series B, (AGM), 4.00%, 09/01/50	$1,600	$1,766,370
Series A, 1st Lien, (AGM), 5.00%, 09/01/44	2,045	2,417,781
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,500	2,895,395
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,566,243

		46,542,831

Total Municipal Bonds in Pennsylvania		506,440,689

Puerto Rico — 3.6%

State — 3.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	5,288,405
Series A-1, Restructured, 5.00%, 07/01/58	4,566	5,094,181
Series A-2, Restructured, 4.33%, 07/01/40	1,950	2,139,731
Series A-2, Restructured, 4.78%, 07/01/58	3,034	3,347,334
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	3,364	1,093,956
Series A-1, Restructured, 0.00%, 07/01/51	3,765	885,814
Series B-1, Restructured, 0.00%, 07/01/46	925	300,895

		18,150,316

Utilities — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.13%, 07/01/37	270	273,870
Series A, Senior Lien, 5.25%, 07/01/42	3,125	3,166,950

		3,440,820

Total Municipal Bonds in Puerto Rico		21,591,136

Total Municipal Bonds — 88.6% (Cost: $515,160,337)		528,996,320

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Pennsylvania — 11.3%

Education — 2.7%
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	6,100	7,040,481
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(f)	8,090	8,861,321

		15,901,802

Health — 4.6%
General Authority of Southcentral Pennsylvania, Refunding RB, 4.00%, 06/01/49	9,015	9,855,769
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(f)	7,550	8,170,029
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	2,000	2,117,347
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	6,096	7,341,231

		27,484,376

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 2.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	$11,000	$12,285,812

Transportation — 1.1%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	2,917,833
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, 5.00%, 06/01/35	2,900	3,403,115

		6,320,948

Utilities — 0.9%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	5,007	5,522,780

Total Municipal Bonds in Pennsylvania		67,515,718

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.3% (Cost: $62,821,394)		67,515,718

Total Long-Term Investments — 99.9% (Cost: $577,981,731)		596,512,038

	Shares

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(g)(h)	31,300,831	31,300,831

Total Short-Term Securities — 5.3% (Cost: $31,303,334)		31,300,831

Total Investments — 105.2% (Cost: $609,285,065)		627,812,869

Other Assets Less Liabilities — 0.7%		4,701,910

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.9)%		(35,451,625)

Net Assets — 100.0%		$597,063,154

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between March 1, 2026 to June 1, 2039, is $13,701,721.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$21,885,750	$9,421,283	(a)	$—	$(2,566)	$(3,636)	$31,300,831	31,300,831	$3,459	$—

(a) Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Pennsylvania Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	47	06/21/22	$5,990	$(50,014)
U.S. Long Bond	23	06/21/22	3,612	(59,937)
5-Year U.S. Treasury Note	52	06/30/22	6,150	(43,064)

				$(153,015)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$528,996,320	$—	$528,996,320
Municipal Bonds Transferred to Tender Option Bond Trusts	—	67,515,718	—	67,515,718
Short-Term Securities
Money Market Funds	31,300,831	—	—	31,300,831

	$31,300,831	$596,512,038	$—	$627,812,869

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(153,015)	$—	$—	$(153,015)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $35,438,242 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

7